Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Beginning balance	R$ 496,694	R$ 279,401	R$ 140,400
Foreign exchange variations	(16,949)	6,372	(3,461)
Charges to statement of income	387,551	196,498	139,411
Tax relating to components of other comprehensive income	376,839	14,423	3,051
Ending balance	R$ 1,244,135	R$ 496,694	R$ 279,401